United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: September 30, 2010

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       November 08, 2010
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____80_______

Form 13F Information Table Value Total: $___135,897____
                                          (thousands)


COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
Altria Group			COMMON STOCK	02209S103
American Express		COMMON STOCK	025816109
AmeriGas Partners, L.P. 	COMMON STOCK	030975106
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Baxter International		COMMON STOCK	071813109
Berkshire Hathaway		COMMON STOCK	084670108
Biotechnology Index Fund	ETFs		464287556
Boeing				COMMON STOCK	097023105
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Clean Energy Fuels		COMMON STOCK	184499101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
ConocoPhilips			COMMON STOCK	20825C104
Corporate Office Properties Tr	COMMON STOCK	22002T108
CVS				COMMON STOCK	126650100
Deere				COMMON STOCK	244199105
Devon Energy			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Entergy				COMMON STOCK	29364G103
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Honeywell			COMMON STOCK	438516106
International Business Machine	COMMON STOCK	459200101
Intuit				COMMON STOCK	461202103
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares FTSE/Xinhua China 25 I	ETFs		464287184
iShares High Yield Corporate B	ETFs		464288513
iShares JPM Emerging Markets B	ETFs		464288281
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 400 Midcap Index	ETFs		464287507
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
Mastercard			COMMON STOCK	57636Q104
McCormick & Co.			COMMON STOCK	579780206
Microsoft			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Nucor				COMMON STOCK	670346105
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepsico				COMMON STOCK	713448108
Philip Morris Intl Inc		COMMON STOCK	718172109
Powershares Preferred 		ETFs		73936T565
Procter & Gamble		COMMON STOCK	742718109
S&P 400 Midcap Index Trust	ETFs		78467Y107
S&P Financial Sector SPDR	ETFs		81369Y605
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
SPDR Barclays Capital Covertib	ETFs		78464A359
SPDR KBW Regional Banking Inde	ETFs		78464A698
SunTrust Banks			COMMON STOCK	867914103
Time Warner Inc Com NEW		COMMON STOCK	887317303
Travelers Group			COMMON STOCK	89417E109
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon Communications		COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103


COLUMN 1			COLUMN 4	COLUMN 5  COLUMN 6
				VALUE			  INVESTMENT
NAME OF ISSUER	 		(X$1000) 	SHARES 	  DISCRETION
3M Company			2408		27770	  SOLE
Abbott Labs			2041		39070	  SOLE
Air Products & Chemicals	497		6000	  SOLE
Allergan			1520		22850	  SOLE
Allstate			1561		49470	  SOLE
Altria Group			229		9535	  SOLE
American Express		891		21200	  SOLE
AmeriGas Partners, L.P. 	211		4700	  SOLE
AT&T				1090		38098	  SOLE
Automatic Data Processing	1491		35468	  SOLE
Baxter International		1942		40700	  SOLE
Berkshire Hathaway		1743		14	  SOLE
Biotechnology Index Fund	1983		23010	  SOLE
Boeing				1068		16045	  SOLE
Bristol Myers Squibb		2125		78400	  SOLE
Castle Brands			5		11700	  SOLE
Caterpillar			543		6900	  SOLE
Chevron Texaco			3260		40222	  SOLE
Clean Energy Fuels		159		11200	  SOLE
Coca Cola			1371		23420	  SOLE
Colgate-Palmolive Co		863		11225	  SOLE
ConocoPhilips			2451		42685	  SOLE
Corporate Office Properties Tr	1946		52150	  SOLE
CVS				548		17402	  SOLE
Deere				1793		25700	  SOLE
Devon Energy			1377		21275	  SOLE
Disney, Walt			2062		62299	  SOLE
Dominion Resources		1177		26950	  SOLE
Duke Energy			536		30286	  SOLE
EMC				1609		79222	  SOLE
Emerson Electric		2124		40330	  SOLE
Entergy				260		3400	  SOLE
Exelon				1090		25593	  SOLE
Exxon Mobil			2065		33412	  SOLE
General Electric		1105		67995	  SOLE
Google				1543		2935	  SOLE
GTSI				71		10000	  SOLE
Honeywell			1331		30300	  SOLE
International Business Machine	2821		21031	  SOLE
Intuit				1844		42100	  SOLE
iShares Barclays 1-3 Year Trea	2996		35510	  SOLE
iShares Barclays TIP Bond Fund	8366		76710	  SOLE
iShares FTSE/Xinhua China 25 I	1916		44750	  SOLE
iShares High Yield Corporate B	2833		31590	  SOLE
iShares JPM Emerging Markets B	2727		24500	  SOLE
iShares MSCI EAFE Index fund	1293		23540	  SOLE
iShares MSCI Emerging Markets 	2340		52270	  SOLE
iShares S&P 400 Midcap Index	228		2850	  SOLE
iShares S&P 500 Index		2568		22430	  SOLE
iShares Trust Dow Jones US Tec	3291		56885	  SOLE
Johnson & Johnson		3011		48591	  SOLE
JP Morgan Chase			1881		49416	  SOLE
Kimberly-Clark			742		11400	  SOLE
Marathon Oil			691		20870	  SOLE
Mastercard			1906		8510	  SOLE
McCormick & Co.			2159		51350	  SOLE
Microsoft			2269		92640	  SOLE
Nike				1444		18020	  SOLE
Nucor				1501		39300	  SOLE
Occidental Petroleum 		578		7384	  SOLE
Omnicom Group			787		19922	  SOLE
Oracle				935		34840	  SOLE
Pepsico				1352		20347	  SOLE
Philip Morris Intl Inc		577		10294	  SOLE
Powershares Preferred 		536		37100	  SOLE
Procter & Gamble		2348		39152	  SOLE
S&P 400 Midcap Index Trust	932		6400	  SOLE
S&P Financial Sector SPDR	149		10400	  SOLE
S&P Technology Sector SPDR	729		31650	  SOLE
Sandy Spring Bancorp		209		13481	  SOLE
Schlumberger			1708		27730	  SOLE
SPDR Barclays Capital Covertib	3318		85350	  SOLE
SPDR KBW Regional Banking Inde	440		19200	  SOLE
SunTrust Banks			12320		476964	  SOLE
Time Warner Inc Com NEW		245		8000	  SOLE
Travelers Group			839		16100	  SOLE
United Technologies		3272		45942	  SOLE
Unitedhealth Group 		1620		46154	  SOLE
Verizon Communications		2755		84526	  SOLE
Wal Mart Stores			1332		24889	  SOLE


COLUMN 1			COLUMN 7        COLUMN 8
				OTHER	    VOTING AUTHORITY
NAME OF ISSUER			MANAGERS  SOLE   SHARED NONE
3M Company			NONE	  800	 0	26970
Abbott Labs			NONE	  1400	 0	37670
Air Products & Chemicals	NONE	  0	 0	6000
Allergan			NONE	  1150	 0	21700
Allstate			NONE	  1150	 0	48320
Altria Group			NONE	  0	 0	9535
American Express		NONE	  950	 0	20250
AmeriGas Partners, L.P. 	NONE	  4700	 0	0
AT&T				NONE	  1700	 0	36398
Automatic Data Processing	NONE	  650	 0	34818
Baxter International		NONE	  1000	 0	39700
Berkshire Hathaway		NONE	  13	 0	1
Biotechnology Index Fund	NONE	  650	 0	22360
Boeing				NONE	  200	 0	15845
Bristol Myers Squibb		NONE	  1350	 0	77050
Castle Brands			NONE	  11700	 0	0
Caterpillar			NONE	  0	 0	6900
Chevron Texaco			NONE	  2659	 0	37563
Clean Energy Fuels		NONE	  11200	 0	0
Coca Cola			NONE	  1000	 0	22420
Colgate-Palmolive Co		NONE	  300	 0	10925
ConocoPhilips			NONE	  900	 0	41785
Corporate Office Properties Tr	NONE	  1400	 0	50750
CVS				NONE	  350	 0	17052
Deere				NONE	  1800	 0	23900
Devon Energy			NONE	  300	 0	20975
Disney, Walt			NONE	  2050	 0	60249
Dominion Resources		NONE	  3100	 0	23850
Duke Energy			NONE	  2324	 0	27962
EMC				NONE	  3150	 0	76072
Emerson Electric		NONE	  3300	 0	37030
Entergy				NONE	  0	 0	3400
Exelon				NONE	  800	 0	24793
Exxon Mobil			NONE	  4100	 0	29312
General Electric		NONE	  13600	 0	54395
Google				NONE	  280	 0	2655
GTSI				NONE	  0	 0	10000
Honeywell			NONE	  1200	 0	29100
International Business Machine	NONE	  1520	 0	19511
Intuit				NONE	  800	 0	41300
iShares Barclays 1-3 Year Trea	NONE	  0	 0	35510
iShares Barclays TIP Bond Fund	NONE	  3100	 0	73610
iShares FTSE/Xinhua China 25 I	NONE	  400	 0	44350
iShares High Yield Corporate B	NONE	  1550	 0	30040
iShares JPM Emerging Markets B	NONE	  450	 0	24050
iShares MSCI EAFE Index fund	NONE	  200	 0	23340
iShares MSCI Emerging Markets 	NONE	  1500	 0	50770
iShares S&P 400 Midcap Index	NONE	  0	 0	2850
iShares S&P 500 Index		NONE	  0      0	22430
iShares Trust Dow Jones US Tec	NONE	  1400	 0	55485
Johnson & Johnson		NONE	  3000	 0	45591
JP Morgan Chase			NONE	  950	 0	48466
Kimberly-Clark			NONE	  200	 0	11200
Marathon Oil			NONE	  1000	 0	19870
Mastercard			NONE	  100	 0	8410
McCormick & Co.			NONE	  1600	 0	49750
Microsoft			NONE	  5550	 0	87090
Nike				NONE	  250	 0	17770
Nucor				NONE	  1200	 0	38100
Occidental Petroleum 		NONE	  0	 0	7384
Omnicom Group			NONE	  0	 0	19922
Oracle				NONE	  900	 0	33940
Pepsico				NONE	  500	 0	19847
Philip Morris Intl Inc		NONE	  150	 0	10144
Powershares Preferred 		NONE	  2000	 0	35100
Procter & Gamble		NONE	  1900	 0	37252
S&P 400 Midcap Index Trust	NONE	  0	 0	6400
S&P Financial Sector SPDR	NONE	  0	 0	10400
S&P Technology Sector SPDR	NONE	  1500	 0	30150
Sandy Spring Bancorp		NONE	  0	 0	13481
Schlumberger			NONE	  1950	 0	25780
SPDR Barclays Capital Covertib	NONE	  2350	 0	83000
SPDR KBW Regional Banking Inde	NONE	  600	 0	18600
SunTrust Banks			NONE	  0	 0	476964
Time Warner Inc Com NEW		NONE	  0	 0	8000
Travelers Group			NONE	  400	 0	15700
United Technologies		NONE	  1800	 0	44142
Unitedhealth Group 		NONE	  0	 0	46154
Verizon Communications		NONE	  2748	 0	81778
Wal Mart Stores			NONE	  800	 0	24089